Related party transactions - Schedule of Amounts Due from/to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Amounts due from	$ 467	$ 810
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Amounts due to related parties	$ 1,378	$ 2,533
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Xiaomi Group
Related party transactions
Amounts due to related parties	$ 1,193	$ 2,377
Other Related Party
Related party transactions
Amounts due to related parties	$ 185	$ 156